Accounts receivable - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended
	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Trade and other current receivables [abstract]
Fair value pricing adjustments		$ (7,331,180)	$ 361,140	$ (1,608,689)	$ 529,109
Allowance account for credit loss	$ 0	$ (3,506)		$ (3,506)